Cash Flow Information - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Cash Flow, Supplemental [Line Items]
Real estate under operating leases transferred from installment loans as a result of real estate collateral acquired from non-recourse loans	¥ 16,903	¥ 12,494	¥ 9,442
Other assets transferred from installment loans as a result of real estate collateral acquired from non-recourse loans		2	29
Assets decreased due to deconsolidation of VIEs	1,255	3,201	1,777
Liabilities decreased due to deconsolidation of VIEs	296	1,051	0
Investment in securities transferred from installment loans as a result of restructuring	1,129	¥ 311	¥ 3,452
Convertible Bonds Received For Equity Method Investment Sale	107,208
Real estate recognized from VIE consolidation	¥ 15,619